NET FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest income	$ 16,496	$ 1,463	$ 121
Foreign exchange gains	1,569	16	0
Finance income	18,065	1,479	121
Interest expense on financial liabilities measured at amortized cost	178,498	97,775	57,538
Interest leasing	0	937	3,968
Gain on interest rate swaps	(8,039)	(53,623)	(17,509)
Foreign exchange losses	335	0	116
Other financial expenses	542	241	131
Finance expense	171,336	45,330	44,244
Net finance expense	$ (153,271)	$ (43,851)	$ (44,123)